PENSIONS - Reconciliation of Benefit Obligation (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 50,376	$ 49,473
Service cost	313	302	$ 379
Interest cost	1,901	2,051	2,042
Actuarial loss	873	3,547
Foreign currency exchange rate changes	1,008	(1,887)
Benefit payments	(3,300)	(3,110)
Benefit obligation at December 31	51,171	50,376	$ 49,473
Accumulated benefit obligation	$ 50,200	$ 49,100